Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Loans receivable - current	$ 30	$ 29
Less: Allowance for loans receivable - current	(30)	(29)	$ (30)	$ (28)
Other receivable		3
Other	139	121
Other current assets	$ 139	$ 124